Organization and Description of Business Operations - Going Concern, Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Description of Organization and Business Operations
Accumulated deficit	$ 28,993,000		$ 28,665,000	$ 25,119,000
Loss from operation	264,000	$ 1,710,000	3,330,000	4,819,000
Net loss	328,000	$ 1,754,000	3,546,000	4,984,000
Cash	$ 35,000		$ 56,000	$ 434,000
Substantial Doubt about Going Concern, within One Year [true false]			true